Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
Pay Versus Performance Table
The following table sets forth the pay versus performance disclosures required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, for each of the last three completed fiscal years. Because of the emphasis our executive compensation program places on equity compensation, as discussed in “Our Pay—Compensation Discussion and Analysis,” there may be large increases or decreases in the calculation of “compensation actually paid” to our CEO and NEOs on a year-to-year basis due to fluctuations in our stock price. This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K and does not necessarily reflect value actually realized by our CEO or NEOs. All values are presented in thousands, except for total shareholder return (“TSR”) data.

Fiscal Year	Summary Compensation Table Total for CEO ($) (1)	Compensation Actually Paid to CEO ($) (2)	Average Summary Compensation Table Total for Non-CEO NEOs ($) (3)	Average Compensation Actually Paid to Non-CEO NEOs ($) (2)	Value of Initial Fixed $100 Investment Based on: (4)		Net Income ($) (6)
					Company Total Shareholder Return	Peer Group Total Shareholder Return (5)
2023	392	(93,746)	7,481	4,738	116.33	118.53	487,706
2022	350	(57,913)	2,768	1,330	161.34	145.90	427,390
2021	346	326,077	2,460	4,104	188.55	131.76	379,998
(1)	Our principal executive officer (PEO) for all covered fiscal years was our CEO, Mr. Gassner, and we have referred to him as our CEO throughout this disclosure.
(2)
We have made adjustments to the Summary Compensation Table (“SCT”) totals—as prescribed by Item 402(v) of Regulation S-K—to calculate the amounts disclosed above as “compensation actually paid.” These adjustments are disclosed in the tables following footnote (6) below under the caption, “Footnote (2) continued: Adjustments to Determine Compensation Actually Paid.”

(3)
Our non-CEO NEOs for the fiscal year ended January 31, 2021 (fiscal 2021) were Ms. Zuppas and Messrs. Bowman, Tim Cabral, Alan Mateo, and Frederic Lequient, our former Senior Vice President, Global Customer Services. Our non-CEO NEOs for the fiscal year ended January 31, 2022 (fiscal 2022) were Messrs. Bowman, Lequient, Mateo, and Schwenger. Our non-CEO NEOs for the fiscal year ended January 31, 2023 (fiscal 2023) were Ms. Zuppas and Messrs. Bowman, Faddis, and Schwenger.

(4)	Assumes $100 invested on January 31, 2020 in stock or index, including reinvestment of dividends.
(5)	Our peer group is comprised of the S&P 1500 Application Software Index, as disclosed in our annual report pursuant to §229.201(e)(1)(ii) of Regulation S-K.
(6)
While our executive compensation program rewards individual and company performance via short-term and long-term equity incentive programs, we do not currently link the compensation actually paid to our NEOs to any company financial performance measure other than our stock price. We believe that both our annual stock bonus in the form of RSU awards and our annual long-term equity incentives in the form of stock options effectively emphasize an ownership culture and reward our executives for performance and value creation. Hence, we have not included an additional column for a Company-Selected Measure (as defined under §229.201(v)(2)(vi) of Regulation S-K) in this table because guidance issued under the pay versus performance rules states that stock price cannot be a “Company-Selected Measure” unless it is a performance metric in an incentive plan. See “Our Pay—Compensation Discussion and Analysis” for information about our compensation philosophy.

Footnote (2) Continued: Adjustments to Determine Compensation Actually Paid
The following tables disclose adjustments to the SCT totals to calculate the amount disclosed above as “compensation actually paid” for each covered fiscal year. The assumptions used for determining the fair values shown in these tables are materially consistent with those used to determine the fair values disclosed as of the grant date of such awards.
Compensation Actually Paid - Fiscal 2023
Adjustment Components	CEO ($)	Average of Non-CEO NEOs ($)
SCT total for fiscal 2023	391,667	7,480,973
Deduction for fair value of all equity awards reported in the SCT for fiscal 2023	—	(7,089,306)
Increase for year-end fair value of all equity awards granted during fiscal 2023 that were unvested and outstanding as of the end of fiscal 2023	—	4,760,885
Increase for fair value as of the vesting date of all equity awards granted during fiscal 2023 that also vested during fiscal 2023	—	721,524
Increase or deduction, as applicable, for the change in fair value as of the end of fiscal 2023 (from the end of fiscal 2022) of all equity awards granted in prior fiscal years that were unvested and outstanding as of the end of fiscal 2023	(71,790,396)	(801,651)
Increase or deduction, as applicable, for the change in fair value as of the vesting date (from the end of fiscal 2022) of all equity awards granted in prior fiscal years that vested during fiscal 2023	(22,347,255)	(334,412)
Deduction for the fair value as of the end of fiscal 2022 of all equity awards granted in prior fiscal years that were either forfeited or cancelled during fiscal 2023	—	—
Compensation actually paid for fiscal 2023	(93,745,984)	4,738,013

Compensation Actually Paid - Fiscal 2022
Adjustment Components	CEO ($)	Average of Non-CEO NEOs ($)
SCT total for fiscal 2022	350,000	2,768,136
Deduction for fair value of all equity awards reported in the SCT for fiscal 2022	—	(2,418,136)
Increase for year-end fair value of all equity awards granted during fiscal 2023 that were unvested and outstanding as of the end of fiscal 2022	—	1,145,705
Increase for fair value as of the vesting date of all equity awards granted during fiscal 2022 that also vested during fiscal 2022	—	729,018
Increase or deduction, as applicable, for the change in fair value as of the end of fiscal 2022 (from the end of fiscal 2021) of all equity awards granted in prior fiscal years that were unvested and outstanding as of the end of fiscal 2022	(67,880,687)	(904,103)
Increase or deduction, as applicable, for the change in fair value as of the vesting date (from the end of fiscal 2021) of all equity awards granted in prior fiscal years that vested during fiscal 2022	9,618,171	9,406
Deduction for the fair value as of the end of fiscal 2021 of all equity awards granted in prior fiscal years that were either forfeited or cancelled during fiscal 2022	—	—
Compensation actually paid for fiscal 2021	(57,912,516)	1,330,026

Compensation Actually Paid - Fiscal 2021
Adjustment Components	CEO ($)	Average of Non-CEO NEOs ($)
SCT total for fiscal 2021	345,833	2,460,199
Deduction for fair value of all equity awards reported in the SCT for fiscal 2021	—	(2,163,447)
Increase for year-end fair value of all equity awards granted during fiscal 2021 that were unvested and outstanding as of the end of fiscal 2021	—	2,741,645
Increase for fair value as of the vesting date of all equity awards granted during fiscal 2021 that also vested during fiscal 2021	—	486,391
Increase or deduction, as applicable, for the change in fair value as of the end of fiscal 2021 (from the end of fiscal 2020) of all equity awards granted in prior fiscal years that were unvested and outstanding as of the end of fiscal 2021	280,562,810	1,068,553
Increase or deduction, as applicable, for the change in fair value as of the vesting date (from the end of fiscal 2020) of all equity awards granted in prior fiscal years that vested during fiscal 2021	45,168,756	201,723
Deduction for the fair value as of the end of fiscal 2020 of all equity awards granted in prior fiscal years that were either forfeited or cancelled during fiscal 2021 †	—	(690,664)
Compensation actually paid for fiscal 2021	326,077,399	4,104,401
†	Reflects cancellation of equity awards in connection with Mr. Cabral's retirement from his role as our chief financial officer in August 2020.

Company Selected Measure Name	we have not included
Named Executive Officers, Footnote [Text Block]
(3)
Our non-CEO NEOs for the fiscal year ended January 31, 2021 (fiscal 2021) were Ms. Zuppas and Messrs. Bowman, Tim Cabral, Alan Mateo, and Frederic Lequient, our former Senior Vice President, Global Customer Services. Our non-CEO NEOs for the fiscal year ended January 31, 2022 (fiscal 2022) were Messrs. Bowman, Lequient, Mateo, and Schwenger. Our non-CEO NEOs for the fiscal year ended January 31, 2023 (fiscal 2023) were Ms. Zuppas and Messrs. Bowman, Faddis, and Schwenger.

Peer Group Issuers, Footnote [Text Block]
(5)	Our peer group is comprised of the S&P 1500 Application Software Index, as disclosed in our annual report pursuant to §229.201(e)(1)(ii) of Regulation S-K.

PEO Total Compensation Amount	$ 391,667	$ 350,000	$ 345,833
PEO Actually Paid Compensation Amount	$ (93,745,984)	(57,912,516)	326,077,399
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
We have made adjustments to the Summary Compensation Table (“SCT”) totals—as prescribed by Item 402(v) of Regulation S-K—to calculate the amounts disclosed above as “compensation actually paid.” These adjustments are disclosed in the tables following footnote (6) below under the caption, “Footnote (2) continued: Adjustments to Determine Compensation Actually Paid.”

Footnote (2) Continued: Adjustments to Determine Compensation Actually Paid
The following tables disclose adjustments to the SCT totals to calculate the amount disclosed above as “compensation actually paid” for each covered fiscal year. The assumptions used for determining the fair values shown in these tables are materially consistent with those used to determine the fair values disclosed as of the grant date of such awards.
Compensation Actually Paid - Fiscal 2023
Adjustment Components	CEO ($)	Average of Non-CEO NEOs ($)
SCT total for fiscal 2023	391,667	7,480,973
Deduction for fair value of all equity awards reported in the SCT for fiscal 2023	—	(7,089,306)
Increase for year-end fair value of all equity awards granted during fiscal 2023 that were unvested and outstanding as of the end of fiscal 2023	—	4,760,885
Increase for fair value as of the vesting date of all equity awards granted during fiscal 2023 that also vested during fiscal 2023	—	721,524
Increase or deduction, as applicable, for the change in fair value as of the end of fiscal 2023 (from the end of fiscal 2022) of all equity awards granted in prior fiscal years that were unvested and outstanding as of the end of fiscal 2023	(71,790,396)	(801,651)
Increase or deduction, as applicable, for the change in fair value as of the vesting date (from the end of fiscal 2022) of all equity awards granted in prior fiscal years that vested during fiscal 2023	(22,347,255)	(334,412)
Deduction for the fair value as of the end of fiscal 2022 of all equity awards granted in prior fiscal years that were either forfeited or cancelled during fiscal 2023	—	—
Compensation actually paid for fiscal 2023	(93,745,984)	4,738,013

Compensation Actually Paid - Fiscal 2022
Adjustment Components	CEO ($)	Average of Non-CEO NEOs ($)
SCT total for fiscal 2022	350,000	2,768,136
Deduction for fair value of all equity awards reported in the SCT for fiscal 2022	—	(2,418,136)
Increase for year-end fair value of all equity awards granted during fiscal 2023 that were unvested and outstanding as of the end of fiscal 2022	—	1,145,705
Increase for fair value as of the vesting date of all equity awards granted during fiscal 2022 that also vested during fiscal 2022	—	729,018
Increase or deduction, as applicable, for the change in fair value as of the end of fiscal 2022 (from the end of fiscal 2021) of all equity awards granted in prior fiscal years that were unvested and outstanding as of the end of fiscal 2022	(67,880,687)	(904,103)
Increase or deduction, as applicable, for the change in fair value as of the vesting date (from the end of fiscal 2021) of all equity awards granted in prior fiscal years that vested during fiscal 2022	9,618,171	9,406
Deduction for the fair value as of the end of fiscal 2021 of all equity awards granted in prior fiscal years that were either forfeited or cancelled during fiscal 2022	—	—
Compensation actually paid for fiscal 2021	(57,912,516)	1,330,026

Compensation Actually Paid - Fiscal 2021
Adjustment Components	CEO ($)	Average of Non-CEO NEOs ($)
SCT total for fiscal 2021	345,833	2,460,199
Deduction for fair value of all equity awards reported in the SCT for fiscal 2021	—	(2,163,447)
Increase for year-end fair value of all equity awards granted during fiscal 2021 that were unvested and outstanding as of the end of fiscal 2021	—	2,741,645
Increase for fair value as of the vesting date of all equity awards granted during fiscal 2021 that also vested during fiscal 2021	—	486,391
Increase or deduction, as applicable, for the change in fair value as of the end of fiscal 2021 (from the end of fiscal 2020) of all equity awards granted in prior fiscal years that were unvested and outstanding as of the end of fiscal 2021	280,562,810	1,068,553
Increase or deduction, as applicable, for the change in fair value as of the vesting date (from the end of fiscal 2020) of all equity awards granted in prior fiscal years that vested during fiscal 2021	45,168,756	201,723
Deduction for the fair value as of the end of fiscal 2020 of all equity awards granted in prior fiscal years that were either forfeited or cancelled during fiscal 2021 †	—	(690,664)
Compensation actually paid for fiscal 2021	326,077,399	4,104,401
†	Reflects cancellation of equity awards in connection with Mr. Cabral's retirement from his role as our chief financial officer in August 2020.

Non-PEO NEO Average Total Compensation Amount	$ 7,480,973	2,768,136	2,460,199
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,738,013	1,330,026	4,104,401
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
We have made adjustments to the Summary Compensation Table (“SCT”) totals—as prescribed by Item 402(v) of Regulation S-K—to calculate the amounts disclosed above as “compensation actually paid.” These adjustments are disclosed in the tables following footnote (6) below under the caption, “Footnote (2) continued: Adjustments to Determine Compensation Actually Paid.”

Footnote (2) Continued: Adjustments to Determine Compensation Actually Paid
The following tables disclose adjustments to the SCT totals to calculate the amount disclosed above as “compensation actually paid” for each covered fiscal year. The assumptions used for determining the fair values shown in these tables are materially consistent with those used to determine the fair values disclosed as of the grant date of such awards.
Compensation Actually Paid - Fiscal 2023
Adjustment Components	CEO ($)	Average of Non-CEO NEOs ($)
SCT total for fiscal 2023	391,667	7,480,973
Deduction for fair value of all equity awards reported in the SCT for fiscal 2023	—	(7,089,306)
Increase for year-end fair value of all equity awards granted during fiscal 2023 that were unvested and outstanding as of the end of fiscal 2023	—	4,760,885
Increase for fair value as of the vesting date of all equity awards granted during fiscal 2023 that also vested during fiscal 2023	—	721,524
Increase or deduction, as applicable, for the change in fair value as of the end of fiscal 2023 (from the end of fiscal 2022) of all equity awards granted in prior fiscal years that were unvested and outstanding as of the end of fiscal 2023	(71,790,396)	(801,651)
Increase or deduction, as applicable, for the change in fair value as of the vesting date (from the end of fiscal 2022) of all equity awards granted in prior fiscal years that vested during fiscal 2023	(22,347,255)	(334,412)
Deduction for the fair value as of the end of fiscal 2022 of all equity awards granted in prior fiscal years that were either forfeited or cancelled during fiscal 2023	—	—
Compensation actually paid for fiscal 2023	(93,745,984)	4,738,013

Compensation Actually Paid - Fiscal 2022
Adjustment Components	CEO ($)	Average of Non-CEO NEOs ($)
SCT total for fiscal 2022	350,000	2,768,136
Deduction for fair value of all equity awards reported in the SCT for fiscal 2022	—	(2,418,136)
Increase for year-end fair value of all equity awards granted during fiscal 2023 that were unvested and outstanding as of the end of fiscal 2022	—	1,145,705
Increase for fair value as of the vesting date of all equity awards granted during fiscal 2022 that also vested during fiscal 2022	—	729,018
Increase or deduction, as applicable, for the change in fair value as of the end of fiscal 2022 (from the end of fiscal 2021) of all equity awards granted in prior fiscal years that were unvested and outstanding as of the end of fiscal 2022	(67,880,687)	(904,103)
Increase or deduction, as applicable, for the change in fair value as of the vesting date (from the end of fiscal 2021) of all equity awards granted in prior fiscal years that vested during fiscal 2022	9,618,171	9,406
Deduction for the fair value as of the end of fiscal 2021 of all equity awards granted in prior fiscal years that were either forfeited or cancelled during fiscal 2022	—	—
Compensation actually paid for fiscal 2021	(57,912,516)	1,330,026

Compensation Actually Paid - Fiscal 2021
Adjustment Components	CEO ($)	Average of Non-CEO NEOs ($)
SCT total for fiscal 2021	345,833	2,460,199
Deduction for fair value of all equity awards reported in the SCT for fiscal 2021	—	(2,163,447)
Increase for year-end fair value of all equity awards granted during fiscal 2021 that were unvested and outstanding as of the end of fiscal 2021	—	2,741,645
Increase for fair value as of the vesting date of all equity awards granted during fiscal 2021 that also vested during fiscal 2021	—	486,391
Increase or deduction, as applicable, for the change in fair value as of the end of fiscal 2021 (from the end of fiscal 2020) of all equity awards granted in prior fiscal years that were unvested and outstanding as of the end of fiscal 2021	280,562,810	1,068,553
Increase or deduction, as applicable, for the change in fair value as of the vesting date (from the end of fiscal 2020) of all equity awards granted in prior fiscal years that vested during fiscal 2021	45,168,756	201,723
Deduction for the fair value as of the end of fiscal 2020 of all equity awards granted in prior fiscal years that were either forfeited or cancelled during fiscal 2021 †	—	(690,664)
Compensation actually paid for fiscal 2021	326,077,399	4,104,401
†	Reflects cancellation of equity awards in connection with Mr. Cabral's retirement from his role as our chief financial officer in August 2020.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Description of Relationship Between Our Cumulative TSR and Our Peer Group Cumulative TSR
The following chart compares the cumulative TSR on our Class A common stock for the last three completed fiscal years to that of our peer group in the S&P 1500 Application Software Index over the same period. The chart assumes $100 was invested at the close of market on January 31, 2020 in our Class A common stock and the S&P 1500 Application Software Index and assumes the reinvestment of any dividends. The stock price performance on the chart is not necessarily indicative of future stock price performance.

Compensation Actually Paid vs. Net Income [Text Block]
Description of Relationship Between the Executive Compensation Actually Paid to Our NEOs and the Financial Performance Measures Included in Our Pay Versus Performance Table
The following graphs illustrate the relationship between the executive compensation actually paid to our CEO and the average of the executive compensation actually paid to our other NEOs, and our cumulative TSR and net income for the last three completed fiscal years. The stock price performance and financial results on the graphs are not necessarily indicative of future stock price performance or financial results.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
(6)
While our executive compensation program rewards individual and company performance via short-term and long-term equity incentive programs, we do not currently link the compensation actually paid to our NEOs to any company financial performance measure other than our stock price. We believe that both our annual stock bonus in the form of RSU awards and our annual long-term equity incentives in the form of stock options effectively emphasize an ownership culture and reward our executives for performance and value creation. Hence, we have not included an additional column for a Company-Selected Measure (as defined under §229.201(v)(2)(vi) of Regulation S-K) in this table because guidance issued under the pay versus performance rules states that stock price cannot be a “Company-Selected Measure” unless it is a performance metric in an incentive plan. See “Our Pay—Compensation Discussion and Analysis” for information about our compensation philosophy.

Total Shareholder Return Vs Peer Group [Text Block]
Description of Relationship Between Our Cumulative TSR and Our Peer Group Cumulative TSR
The following chart compares the cumulative TSR on our Class A common stock for the last three completed fiscal years to that of our peer group in the S&P 1500 Application Software Index over the same period. The chart assumes $100 was invested at the close of market on January 31, 2020 in our Class A common stock and the S&P 1500 Application Software Index and assumes the reinvestment of any dividends. The stock price performance on the chart is not necessarily indicative of future stock price performance.

Tabular List [Table Text Block]
Tabular List of Performance Measures*
Stock Price
*	The list only includes one financial performance measure, stock price, because that is the only financial performance measure linked to the compensation actually paid to our NEOs.

Total Shareholder Return Amount	$ 116.33	161.34	188.55
Peer Group Total Shareholder Return Amount	118.53	145.9	131.76
Net Income (Loss)	$ 487,706,000	$ 427,390,000	$ 379,998,000
PEO Name	Mr. Gassner	Mr. Gassner	Mr. Gassner
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Stock Price
PEO [Member] | Deduction for Fair Value of All Equity Awards Reported in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0
PEO [Member] | Increase for Year-end Fair Value of All Equity Awards Granted That Were Unvested and Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Increase for Fair Value as of The Vesting Date of All Equity Awards Granted That Also Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Increase or Deduction, as Applicable, For the Change in Fair Value of All Equity Awards Granted in Prior Fiscal Years That Were Unvested and Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(71,790,396)	(67,880,687)	280,562,810
PEO [Member] | Increase or Deduction, as Applicable, For the Change in Fair Value as of the Vesting Date of All Equity Awards Granted in Prior Fiscal Years That Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(22,347,255)	9,618,171	45,168,756
PEO [Member] | Deduction for the Fair Value of All Equity Awards Granted in Prior Fiscal Years That Were Either Forfeited or Cancelled [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Deduction for Fair Value of All Equity Awards Reported in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,089,306)	(2,418,136)	(2,163,447)
Non-PEO NEO [Member] | Increase for Year-end Fair Value of All Equity Awards Granted That Were Unvested and Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,760,885	1,145,705	2,741,645
Non-PEO NEO [Member] | Increase for Fair Value as of The Vesting Date of All Equity Awards Granted That Also Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	721,524	729,018	486,391
Non-PEO NEO [Member] | Increase or Deduction, as Applicable, For the Change in Fair Value of All Equity Awards Granted in Prior Fiscal Years That Were Unvested and Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(801,651)	(904,103)	1,068,553
Non-PEO NEO [Member] | Increase or Deduction, as Applicable, For the Change in Fair Value as of the Vesting Date of All Equity Awards Granted in Prior Fiscal Years That Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(334,412)	9,406	201,723
Non-PEO NEO [Member] | Deduction for the Fair Value of All Equity Awards Granted in Prior Fiscal Years That Were Either Forfeited or Cancelled [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ (690,664)